Regulatory Capital	12 Months Ended
Dec. 31, 2017
Brokers and Dealers [Abstract]
Regulatory Capital
Regulatory Capital and Restrictions
Regulatory Capital. FHN and FTBNA are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on FHN’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, specific capital guidelines that involve quantitative measures of assets, liabilities, and certain derivatives as calculated under regulatory accounting practices must be met. Capital amounts and classification are also subject to qualitative judgment by the regulators such as capital components, asset risk weightings, and other factors. Quantitative measures established by regulation to ensure capital adequacy require FHN and FTBNA to maintain minimum amounts and ratios of Total, Tier 1, and Common Equity Tier 1 capital to risk-weighted assets, and of Tier 1 capital to average assets (“Leverage”). Management believes that, as of December 31, 2017, FHN and FTBNA met all capital adequacy requirements to which they were subject.
The actual capital amounts and ratios of FHN and FTBNA are presented in the table below.

(Dollars in thousands)	First Horizon National Corporation		First Tennessee Bank National Association
	Amount	Ratio	Amount	Ratio
On December 31, 2017
Actual:
Total Capital	$3,703,754	11.10%	$3,520,670	10.74%
Tier 1 Capital	3,281,478	9.83	3,317,684	10.12
Common Equity Tier 1	2,962,155	8.88	3,041,420	9.28
Leverage	3,281,478	10.31	3,317,684	10.70
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	2,669,910	8.00	2,622,924	8.00
Tier 1 Capital	2,002,433	6.00	1,967,193	6.00
Common Equity Tier 1	1,501,824	4.50	1,475,395	4.50
Leverage	1,272,990	4.00	1,240,647	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			3,278,655	10.00
Tier 1 Capital			2,622,924	8.00
Common Equity Tier 1			2,131,126	6.50
Leverage			1,550,809	5.00
On December 31, 2016
Actual:
Total Capital	$2,926,010	12.24%	$2,762,271	11.78%
Tier 1 Capital	2,671,871	11.17	2,538,382	10.83
Common Equity Tier 1	2,377,987	9.94	2,298,080	9.80
Leverage	2,671,871	9.35	2,538,382	9.16
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,913,133	8.00	1,875,780	8.00
Tier 1 Capital	1,434,849	6.00	1,406,835	6.00
Common Equity Tier 1	1,076,137	4.50	1,055,126	4.50
Leverage	1,143,250	4.00	1,108,406	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			2,344,725	10.00
Tier 1 Capital			1,875,780	8.00
Common Equity Tier 1			1,524,071	6.50
Leverage			1,385,508	5.00

Restrictions on cash and due from banks. Under the Federal Reserve Act and Regulation D, FTBNA is required to maintain a certain amount of cash reserves. On December 31, 2017 and 2016, FTBNA’s net required reserves were $278.4 million and $259.2 million, respectively, after the consideration of $255.2 million and $158.9 million in average vault cash. The remaining net reserve requirement for each year was met with Federal Reserve Bank deposits. Vault cash is reflected in Cash and due from banks on the Consolidated Statements of Condition and Federal Reserve Bank deposits are reflected as Interest-bearing cash.
Restrictions on dividends. Cash dividends are paid by FHN from its assets, which are mainly provided by dividends from its subsidiaries. Certain regulatory restrictions exist regarding the ability of FTBNA to transfer funds to FHN in the form of cash, dividends, loans, or advances. As of December 31, 2017, FTBNA had undivided profits of $869.1 million, of which none was available for distribution to FHN as dividends without prior regulatory approval until January 1, 2018. At any given time, the pertinent portions of those regulatory restrictions allow FTBNA to declare preferred or common dividends without prior regulatory approval in an amount equal to FTBNA’s retained net income for the two most recent completed years plus the current year to date. For any period, FTBNA’s ‘retained net income’ generally is equal to FTBNA’s regulatory net income reduced by the preferred and common dividends declared by FTBNA. Excess dividends in either of the two most recent completed years may be offset with available retained net income in the two years immediately preceding it. Applying the dividend restrictions imposed under applicable federal rules, FTBNA’s total amount available for dividends was negative $156.7 million at December 31, 2017 and positive $51.1 million at January 1, 2018. FTBNA applied for and received approval from the OCC to declare and pay common dividends to the parent company in the amount of in $250.0 million in 2017 and 2016. During 2017 and 2016, FTBNA declared and paid dividends on its preferred stock quarterly, with OCC approval as necessary. Additionally, FTBNA declared preferred dividends in first quarter 2018 payable in April 2018.
The payment of cash dividends by FHN and FTBNA may also be affected or limited by other factors, such as the requirement to maintain adequate capital above regulatory guidelines. For example, beginning in 2016, the ability to pay dividends is restricted if capital ratios fall below regulatory minimums plus a prescribed capital conservation buffer. Furthermore, the Federal Reserve and the OCC require insured banks and bank holding companies only to pay dividends out of current operating earnings. Consequently, the decision of whether FHN will pay future dividends and the amount of dividends will be affected by current operating results.
Restrictions on intercompany transactions. Under current Federal banking law, FTBNA may not enter into covered transactions with any affiliate including the parent company and certain financial subsidiaries in excess of 10 percent of the bank’s capital stock and surplus, as defined, or $388.2 million, on December 31, 2017. Covered transactions include a loan or extension of credit to an affiliate, a purchase of or an investment in securities issued by an affiliate and the acceptance of securities issued by the affiliate as collateral for any loan or extension of credit. The equity investment, including retained earnings, in certain of a bank’s financial subsidiaries is also treated as a covered transaction. The parent company had covered transactions of $.9 million from FTBNA and the bank’s financial subsidiary, FTN Financial Securities Corp., had a total equity investment from FTBNA of $360.7 million on December 31, 2017. In addition, the aggregate amount of covered transactions with all affiliates, as defined, is limited to 20 percent of the bank’s capital stock and surplus, as defined, or $766.3 million, on December 31, 2017. FTBNA’s total covered transactions with all affiliates including the parent company on December 31, 2017 were $361.7 million.